CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - RUB (₽) ₽ in Millions	VF Ukraine Foreign currency translation reserve	VF Ukraine Equity attributable to equity holders	VF Ukraine	Common stock	Treasury stock	Additional paid-in capital	Cash flow hedging reserve	Foreign currency translation reserve MTS Bank East-West United Bank	Foreign currency translation reserve	Remeasurements of the net defined benefit liability	Retained earnings	Equity attributable to equity holders MTS Bank East-West United Bank	Equity attributable to equity holders	Non-controlling interests	MTS Bank East-West United Bank	MTS Bank	Total
Balance at beginning of the year at Dec. 31, 2016				₽ 200		₽ 191	₽ (155)		₽ (6,418)	₽ 543	₽ 145,622		₽ 139,235	₽ 4,713			₽ 143,948
Balance at beginning of the year (in shares) at Dec. 31, 2016				1,998,381,575
Balance at beginning of the year at Dec. 31, 2016					₽ (748)
Balance at beginning of the year (in shares) at Dec. 31, 2016					(11,482,047)
Profit for the year											56,042		56,042	548		₽ (593)	56,590
Unrecognized actuarial gain																	(40)
Net fair value (loss) / gain on financial instruments																	495
Other comprehensive (loss) / income for the year, net of income tax							495		(2,620)	(40)			(2,165)				(2,165)
Total comprehensive (loss) / income for the year							495		(3,279)	(40)	56,042		53,218	548		(2,593)	53,766
Exercise of stock options						240							240				240
Exercise of stock options (in shares)					851,275
Dividends declared by MTS											(50,621)		(50,621)				(50,621)
Dividends to non-controlling interests														(1,175)			(1,175)
Purchase of own stock (Note 31)					₽ (21,896)								(21,896)				(21,896)
Purchase of own stock (Note 31) (in shares)					(75,708,384)
Purchase of non-controlling interests						(2)							(2)	(7)			(9)
Changes in ownership interest with no gain/loss of control - MGTS and NIS						(48)							(48)				(48)
Balance at end of the year (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2017											154,938		124,021	4,096			128,117
Balance at end of the year (Adjustment on initial application of IFRS 9) at Dec. 31, 2017											1,367		1,367				1,367
Balance at end of the year (IFRS 15 adjustments) at Dec. 31, 2017											2,528		2,528	17			2,545
Balance at end of the year at Dec. 31, 2017				₽ 200		381	340		(9,697)	503	151,043		120,126	4,079			124,205
Balance at end of the year (in shares) at Dec. 31, 2017				1,998,381,575
Balance at end of the year at Dec. 31, 2017					₽ (22,644)
Balance at end of the year (in shares) at Dec. 31, 2017					(86,339,156)
Disposal of East-West United Bank by MTS Bank, the Group's associate (Note 15)								₽ (659)				₽ (659)			₽ (659)
Profit for the year											6,848		6,848	984		(609)	7,832
Unrecognized actuarial gain										167			167				167
Currency translation adjustment									7,726				7,726	9			7,735
Net fair value (loss) / gain on financial instruments							(103)						(103)				(103)
Total comprehensive (loss) / income for the year							(103)		7,726	167	6,848		14,638	993		₽ (1,223)	15,631
Issuance of stock options						675							675				675
Exercise of stock options					₽ 403	(403)
Exercise of stock options (in shares)					1,369,303
Dividends declared by MTS											(48,921)		(48,921)				(48,921)
Dividends to non-controlling interests														(1,165)			(1,165)
Purchase of own stock (Note 31)					₽ (22,567)	(4)							(22,571)				(22,571)
Purchase of own stock (Note 31) (in shares)					(82,669,046)
Purchase of non-controlling interests						(97)							(97)	47			(50)
Acquisitions under common control (Note 4)						(2,471)							(2,471)	8,320			5,849
Reclassification of retained earnings						1,919					(1,919)
Balance at end of the year at Dec. 31, 2018				₽ 200			237		(1,971)	670	110,946		65,274	12,291			77,565
Balance at end of the year (in shares) at Dec. 31, 2018				1,998,381,575
Balance at end of the year at Dec. 31, 2018					₽ (44,808)												(44,808)
Balance at end of the year (in shares) at Dec. 31, 2018					(167,638,899)
Profit for the year											54,241		54,241	858			55,099
Currency translation adjustment									721				721				721
Net fair value (loss) / gain on financial instruments							(237)						(237)				(237)
Total comprehensive (loss) / income for the year							₽ (237)		8,668		54,241		62,672	858			63,530
Issuance of stock options						872							872				872
Exercise of stock options					₽ 982	(1,060)							(78)				(78)
Exercise of stock options (in shares)					3,610,561
Dividends declared by MTS											(74,302)		(74,302)				(74,302)
Dividends to non-controlling interests														(1,123)			(1,123)
Purchase of own stock (Note 31)					₽ (15,922)								(15,922)				(15,922)
Purchase of own stock (Note 31) (in shares)					(61,519,084)
Purchase of non-controlling interests						(4,162)							(4,162)	(8,700)			(12,862)
Disposal of subsidiary	₽ 7,947	₽ 7,947	₽ 7,947														(3,556)
Acquisitions under common control (Note 4)						(1,286)							(1,286)				(1,286)
Reclassification of retained earnings						₽ 5,636					(5,636)
Balance at end of the year at Dec. 31, 2019				₽ 200					₽ 6,697	₽ 670	₽ 85,249		₽ 33,068	₽ 3,326			36,394
Balance at end of the year (in shares) at Dec. 31, 2019				1,998,381,575
Balance at end of the year at Dec. 31, 2019					₽ (59,748)												₽ (59,748)
Balance at end of the year (in shares) at Dec. 31, 2019					(225,547,422)